VALUE OF CHARTER PARTY CONTRACTS	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
VALUE OF CHARTER PARTY CONTRACTS
VALUE OF CHARTER PARTY CONTRACTS

The value of favorable charter-out contracts maybe summarized as follows:

(in thousands of $)	2015	2014
Acquired as a result of the Merger	127,090	—
Accumulated amortization	(23,714)	—
Total	103,376	—
Less: current portion	(28,829)	—
Non current portion	74,547	—

Time charter revenues in 2015, 2014 and 2013 have been reduced by $23.7 million, nil and nil, respectively, as a result of the amortization of favorable charter-out contracts.

The value of favorable charter-out contracts will be amortized as follows:

(in thousands of $)
2016	28,829
2017	20,861
2018	18,732
2019	18,732
2020	12,148
Thereafter	4,074
103,376

The value of unfavorable charter-in contracts, which are included within other current liabilities and other long term liabilities, maybe summarized as follows:

(in thousands of $)	2015	2014
Acquired as a result of the Merger	7,543	—
Accumulated amortization	(1,399)	—
Total	6,144	—
Less: current portion	(674)	—
Non current portion	5,470	—

Charter hire expenses in 2015, 2014, and 2013, have been reduced by $1.4 million, nil and nil, respectively, as a result of the amortization of unfavorable charter-in contracts. The non current portion of value of unfavorable charter-in contracts is recorded in long term liabilities.

The value of unfavorable charter-in contracts will be amortized as follows:

(in thousands of $)
2016	674
2017	672
2018	672
2019	672
2020	674
Thereafter	2,780
6,144